Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues		$ 18,149,244	$ 16,732,688	$ 11,374,257
Total cost of revenues		11,596,681	11,320,796	7,824,276
Gross profit		6,552,563	5,411,892	3,549,981
Operating expenses:
Selling expenses		2,068,278	871,797	391,013
General and administrative expenses		3,162,801	1,036,922	1,033,079
Research and development expenses		2,879,183	1,341,221	1,213,529
Total operating expenses		8,110,262	3,249,940	2,637,621
(Loss) income from operations		(1,557,699)	2,161,952	912,360
Other income (expense):
Interest income		8,691	7,279	4,021
Interest expense		(113,657)	(72,197)	(51,985)
Other income, net		5,821	492,123	99,920
Total other (expense) income, net		(99,145)	427,205	51,956
(Loss) income before income taxes		(1,656,844)	2,589,157	964,316
Provision for income taxes		274,399	255,570	34,307
Net (loss) income		(1,931,243)	2,333,587	930,009
Other comprehensive loss
Foreign currency translation adjustments		(281,259)	(105,029)	(238,627)
Comprehensive (loss) income		$ (2,212,502)	$ 2,228,558	$ 691,382
(Loss) earnings per share*
Basic (in Dollars per share)	[1]	$ (0.1)	$ 0.47	$ 0.19
Diluted (in Dollars per share)	[1]	$ (0.1)	$ 0.47	$ 0.19
Weighted average number of shares outstanding*
Basic (in Shares)	[1]	20,208,803	20,000,000	20,000,000
Diluted (in Shares)	[1]	20,208,803	20,000,000	20,000,000
Third Parties
Total cost of revenues		$ 10,919,792	$ 11,110,545	$ 7,018,597
Related Party
Total cost of revenues		$ 676,889	$ 210,251	$ 805,679

[1]	Share and per share data are presented on a retroactive basis to reflect the reorganization and the forward split at a ratio of 1-for-4, with effective date of July 15, 2024.